Fair value measurements - Summary of Financial Instruments Measured or Disclosed at Fair Value on Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Available-for-sale debt investments	¥ 283,054	¥ 428,512
Recurring
Assets
Available-for-sale debt investments	283,054	428,512
Level 3 | Recurring
Assets
Available-for-sale debt investments	¥ 283,054	¥ 428,512